Contracts with Customers	6 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
Contracts with Customers
Note 5 - Contracts with Customers

Contract Assets and Liabilities
When the right to consideration becomes unconditional based on the contractual billing schedule, accrued revenue is recognized. At the point that accrued revenue is billed, trade accounts receivable are recognized. Payment terms on invoice amounts are typically 30 days.
Deferred mobilization, demobilization and contract preparation revenue includes revenues received for rig mobilization as well as preparation and upgrade activities, in addition to demobilization revenues expected to be received upon contract commencement and other lump-sum revenues relating to the firm periods of our contracts. These revenues are allocated to the overall performance obligation and recognized on a straight-line basis over the initial firm term of the contracts.
The following presents our contract assets and liabilities from our contracts with customers:

	June 30, 2024	December 31, 2023
(In $ millions)
Accrued revenue (1)	103.8	73.7
Current contract assets	103.8	73.7

Non-current accrued revenue (2)	2.6	2.3
Non-current contract asset	2.6	2.3
Total contract asset	106.4	76.0

Current deferred mobilization, demobilization and other revenue	(33.4)	(59.5)
Current contract liability	(33.4)	(59.5)

Non-current deferred mobilization, demobilization and other revenue	(27.9)	(56.6)
Non-current contract liability	(27.9)	(56.6)
Total contract liability	(61.3)	(116.1)

(1) Accrued revenue includes $14.0 million ($7.3 million as of December 31, 2023) related to the current portion of deferred variable rate revenue, $2.7 million ($1.1 million as of December 31, 2023) pertaining to the current portion of deferred demobilization revenue, and $0.6 million ($1.2 million as of December 31, 2023) related to the current portion of liquidated damages associated with a known delay in the operational start date of one of our contracts (two of our contracts as at December 31, 2023).

(2) Non-current accrued revenue includes $2.5 million ($1.5 million as of December 31, 2023) pertaining to the non-current portion of deferred demobilization revenue, and $0.1 million ($0.8 million as of December 31, 2023) related to the non-current portion of liquidated damages associated with a known delay in the operational start date of one of our contracts (two of our contracts as at December 31, 2023). Non-current accrued revenue is included in "Other non-current assets" in our Unaudited Condensed Consolidated Balance Sheets (see Note 15 - Other Non-Current Assets)

Total movement in our contract assets and contract liabilities balances during the six months ended June 30, 2024 are as follows:

(In $ millions)	Contract assets	Contract liabilities
Balance as of December 31, 2023	76.0	116.1
Performance obligations satisfied during the reporting period	94.2	—
Amortization of revenue	—	(68.7)
Unbilled demobilization revenue	2.6	—
Unbilled variable rate revenue	6.7	—
Performance obligations to be satisfied over time	—	2.6
Unbilled mobilization revenue	0.6	—
Cash received, excluding amounts recognized as revenue	—	11.3
Cash received against the contract asset balance	(73.7)	—
Balance as of June 30, 2024	106.4	61.3

Timing of Revenue

The Company derives its revenue from contracts with customers for the transfer of goods and services, from various activities performed both at a point in time and over time, under the output method.

	Three months ended June 30, 2024	Three months ended June 30, 2023	Six months ended June 30, 2024	Six months ended June 30, 2023
(In $ millions)
Over time	264.4	180.2	492.7	347.1
Point in time	7.5	7.3	13.2	12.4
Total	271.9	187.5	505.9	359.5

Revenue on existing contracts, where performance obligations are unsatisfied or partially unsatisfied at the balance sheet date, is expected to be recognized as follows as at June 30, 2024:

	For the periods ending June 30,
(In $ millions)	2025	2026	2027	2028 onwards
Dayrate revenue	913.9	411.4	65.2	58.5
Other revenue (1)	72.7	36.1	6.7	7.0
Total	986.6	447.5	71.9	65.5
(1) Other revenue represents lump sum revenue associated with contract preparation and mobilization and is recognized ratably over the initial firm term of the associated contract in "Dayrate revenue" in the Unaudited Condensed Consolidated Statements of Operations.
Contract Costs

Deferred mobilization and contract preparation costs relate to costs incurred to prepare a rig for contract and delivery or to mobilize a rig to the drilling location. We defer pre‑operating costs, such as contract preparation and mobilization costs, and recognize such costs on a straight‑line basis, over the estimated firm period of the drilling contract. Costs incurred for the demobilization of rigs at contract completion are recognized as incurred during the demobilization period.

	June 30, 2024	December 31, 2023
(In $ millions)
Current deferred mobilization and contract preparation costs	31.8	39.4
Non-current deferred mobilization and contract preparation costs (1)	31.6	42.6
Total deferred mobilization and contract preparation asset	63.4	82.0

(1) Non-current deferred mobilization and contract preparation costs are included in "Other non-current assets" in our Unaudited Condensed Consolidated Balance Sheets (see Note 15 - Other Non-Current Assets).

Deferred mobilization and contract preparation costs decreased by $18.6 million during the six months ended June 30, 2024 to $63.4 million, from $82.0 million as of December 31, 2023 as a result of additional deferred costs of $13.2 million primarily relating to the contract preparations of the rigs "Hild", "Idun", "Thor" and "Ran", offset by amortization of $31.8 million during the six months ended June 30, 2024.